Vaughan Nelson International Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.0%
	ARGENTINA — 4.5%
31,630	YPF S.A. - ADR *	$1,248,436
	BRAZIL — 4.8%
125,006	Embraer S.A. *	1,276,990
4,370	NU Holdings Ltd.- Class A *	57,859
		1,334,849
	CANADA — 12.5%
33,795	Canadian Natural Resources Ltd.	1,026,592
9,015	TFI International, Inc.	1,188,065
20,692	Wheaton Precious Metals Corp.	1,291,008
		3,505,665
	CHINA — 3.1%
16,390	NAURA Technology Group Co., Ltd. - Class A	855,045
	FRANCE — 3.2%
8,310	Sanofi S.A.	903,099
	IRELAND — 5.5%
13,665	PDD Holdings, Inc. - ADR *	1,529,250
	ITALY — 3.9%
238,687	Snam S.p.A.	1,103,729
	JAPAN — 8.8%
11,360	BayCurrent, Inc.	484,412
20,120	Internet Initiative Japan, Inc.	375,757
12,920	Obic Co., Ltd.	385,859
162,920	Resona Holdings, Inc.	1,209,265
		2,455,293
	MEXICO — 4.5%
258,550	Grupo Mexico S.A.B. de C.V.	1,267,546
	NETHERLANDS — 2.0%
760	ASML Holding N.V.	562,189
	SWITZERLAND — 5.1%
40,685	UBS Group A.G.	1,434,454
	TAIWAN — 10.9%
49,520	Accton Technology Corp.	1,137,147
56,940	Taiwan Semiconductor Manufacturing Co., Ltd.	1,900,265
		3,037,412
	UNITED KINGDOM — 14.4%
19,180	Ashtead Group PLC	1,250,025
36,680	TechnipFMC PLC	1,102,234

Vaughan Nelson International Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
121,695	Wise PLC - Class A *	$1,676,690
		4,028,949
	UNITED STATES — 7.8%
3,410	Monolithic Power Systems, Inc.	2,173,432
	URUGUAY — 5.0%
730	MercadoLibre, Inc. *	1,403,199
	Total Common Stocks
	(Cost $25,112,370)	26,842,547
	EXCHANGE-TRADED FUNDS — 0.5%
	UNITED STATES — 0.5%
2,402	Invesco CurrencyShares Japanese Yen Trust - Class USD INC - ETF *	142,847
	Total Exchange-Traded Funds
	(Cost $143,260)	142,847

Principal Amount
	SHORT-TERM INVESTMENTS — 0.3%
$78,317	UMB Bank, Institutional Banking Money Market Deposit II Investment, 3.80%[1]	78,317
	Total Short-Term Investments
	(Cost $78,317)	78,317
	TOTAL INVESTMENTS — 96.8%
	(Cost $25,333,947)	27,063,711
	Other Assets in Excess of Liabilities — 3.2%	896,112
	TOTAL NET ASSETS — 100.0%	$27,959,823

ADR – American Depository Receipt
PLC – Public Limited Company

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.